Schedule of accounts receivable net of allowance for doubtful accounts (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Within 30 days	$ 440,301	$ 580,889	$ 243,716	$ 133,394
Within 30 days [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Within 30 days	395,162	521,337	127,415	63,640
Between 31 and 60 days [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Within 30 days	4,319	5,698	42,445	23,663
Between 61 and 90 days [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Within 30 days	7,887	10,405	59,960	14,145
More than 90 days [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Within 30 days	$ 32,933	$ 43,449	$ 13,896	$ 31,946